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                                                      --------------------------

                                                      KEVIN M. BOPP

                                                      kevin.bopp@dechert.com
                                                      +1  212  641  5691  Direct
                                                      +1  212  698  3599  Fax

                                                      --------------------------


September 5, 2007

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: THE HARTFORD MUTUAL FUNDS, INC. (the "Company"), FILE NOS. 333-02381; 811-07589

Dear Sir or Madam:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Company, that (i) the form of Prospectus and Statement of Additional Information that the Company would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 61, which was filed on August 30, 2007, and (ii) the text of Post-Effective Amendment No. 61 was filed electronically on August, 2007.


If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 212.641.5691.


                                             Very truly yours,


                                             /s/ Kevin M. Bopp
                                             ----------------------
                                             Kevin M. Bopp

cc:  John V. O'Hanlon, Esq.


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